Stock Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Shares exercisable, Shares	59,701		2,222
Equity Option [Member]
Options outstanding, Shares	278,506	271,839
Granted, Shares	6,667	6,667
Exercised, Shares
Forfeited, Shares
Options outstanding, Shares	285,173	278,506
Shares exercisable, Shares	59,701	55,257
Options outstanding, Weighted Average Exercise Price	$ 0.0001	$ 0.0001
Granted, Weighted Average Exercise Price	0.001	0.001
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Options outstanding, Weighted Average Exercise Price	0.0001	0.0001
Shares exercisable, Weighted Average Exercise Price	$ 0.0001	$ 0.0001
Options outstanding, Aggregate Intrinsic Value	$ 4,177,590	$ 4,177,590
Shares exercisable, Aggregate Intrinsic Value	$ 895,505	$ 828,855